Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents

in € thousand	June 30, 2025	December 31, 2024
Cash in hand	—	1
Cash at bank	161,307	168,269
CASH AND CASH EQUIVALENTS	161,307	168,271